Condensed Statements of Changes in Shareholders’ Equity Defecit (Unaudited) (Parentheticals)	11 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Sale of private placement warrants	$ 10,050,000